Marketable securities and other securities investments (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Available-for-sale Securities, Fair Value to Amortized Cost Basis
Equity securities, cost	¥ 7,630	¥ 7,652
Equity securities, gross unrealized gains	11,423	6,731
Equity securities, fair value	19,053	14,383
Debt securities, cost	330
Debt securities, fair value	330
Held -to-maturity
Cost	8,360	8,052
Gross unrealized gains	11,425	6,733
Gross unrealized losses		0
Fair value	19,785	14,785
Securities not practicable to estimate fair value, cost	1,733	1,654
Japanese government debt securities
Held -to-maturity
Held-to-maturity securities, cost	400	400
Held-to-maturity securities, gross unrealized gains	2	2
Held-to-maturity securities, fair value	¥ 402	¥ 402